Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Fair Value of Assets and Liabilities
Carrying value at June 30, 2023	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost

Financial assets:
Cash	-	-	-	4,249,602
Restricted cash	-	-	-	47,465
Accounts and other receivables	-	-	-	14,115,331
Government remittances	-	-	-	1,146,493
Investment at FVTPL	3,188,749	-	-	-
	3,188,749	-	-	19,558,891
Carrying value at June 30, 2023	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost

Financial liabilities:
Accounts payable	-	-	17,729,367
Accrued liabilities	-	-	6,325,496
Consideration payable	-	-	30,000
Players liability account	-	-	47,465
Credit facility payable	-	-	-
Promissory notes payable	-	-	481,149
Convertible debt	-	6,660,091	-
	-	6,660,091	24,613,477
Carrying value at December31, 2022	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost

Financial assets:
Cash	-	-	-	977,413
Restricted cash	-	-	-	-
Accounts and other receivables	-	-	-	8,331,120
Government remittances	-	-	-	-
Investment at FVTPL	-	-	-	-
	-	-	-	9,308,533
Carrying value at December31, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost

Financial liabilities:
Accounts payable	-	-	4,848,854
Accrued liabilities	-	-	3,180,208
Consideration payable	-	-	260,000
Players liability account	-	-	-
Credit facility payable	-	-	802,328
Promissory notes payable	-	-	-
Convertible debt	-	-	-
	-	-	9,091,390

Summary of Financial Instrument Classification
	Level 1	Level 2	Level 3	Fair value as of June 30, 2023
	$	$	$	$
Convertible debt	-	-	6,660,091	6,660,091
Investment at FVTPL	-	-	3,188,749	3,188,749

Schedule Of Contractual Obligations And Financial Liabilities
	< 1 year	1-2 years	2-5 years

Accounts payable	17,729,367	-	-
Accrued liabilities	6,325,496	-	-
Consideration payable	30,000	-	-
Players liability account	47,465	-	-
Promissory notes payable	481,149	-	-
Convertible debt	5,093,287	-	1,566,804